Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable
Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2016	2015
Gaming revenues receivable	$669,767	$1,460,251

As of December 31, 2016, accounts receivable were due from one casino operator. The management expects that the accounts receivable will be used to directly settle the line of credit payable to casino operator. As of December 31, 2015, accounts receivable were due from two casino operators and one gaming promoter and were 41%, 35% and 24% of total receivables, respectively.